Statement of Additional Information Supplement

August 30, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 30, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Statement of Additional Information dated June 13, 2013

Advantage Portfolio
(Class IS Shares)

Emerging Markets Domestic Debt Portfolio
(Class IS Shares)

Emerging Markets External Debt Portfolio
(Class IS Shares)

Emerging Markets Portfolio
(Class IS Shares)

Global Opportunity Portfolio
(Class IS Shares)

Global Real Estate Portfolio
(Class IS Shares)

Growth Portfolio
(Class IS Shares)

International Equity Portfolio
(Class IS Shares)

International Opportunity Portfolio
(Class IS Shares)

International Real Estate Portfolio
(Class IS Shares)

Opportunity Portfolio
(Class IS Shares)

Select Global Infrastructure Portfolio
(Class IS Shares)

U.S. Real Estate Portfolio
(Class IS Shares)

Effective September 1, 2013, John Gernon will replace Arthur Lev as President and Principal Executive Officer of the Fund. As a result, effective September 1, 2013, the following information hereby replaces in its entirety the biographical information for Mr. Lev contained in the Fund's Statement of Additional Information:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John Gernon (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity, Fixed Income and AIP Funds	Since September 2013	President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) in the Fund Complex. Managing Director of the Adviser.

*  Each officer serves an indefinite term, until his or her successor is elected.

Please retain this supplement for future reference.